UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2019 to June 30, 2019.

Commission File Number of issuing entity: 333-209738-01

Central Index Key Number of issuing entity: 0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 333-209738

Central Index Key Number of depositor: 0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3271 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

	Registered reporting pursuant to (check one)			Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2017-2 Class A	☐	☐	☒
Series 2018-1 Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibits 99.1 and 99.2 with respect to the Series 2017-2 Notes and Series 2018-1 Notes, respectively.

Account Deliquency Experience Trust Portfolio
	Ended June 30th, 2019		Ended May 31st, 2019		Ended April 30th, 2019		Ended March 31st, 2019
	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding
Total Active Accounts *	948,246	100.00%	954,050	100.00%	960,698	100.00%	964,146	100.00%
Accounts Delinquent
30 to 59 days	2,375	0.25%	2,181	0.23%	2,228	0.23%	2,459	0.26%
60 to 89 days	1,609	0.17%	1,558	0.16%	1,689	0.18%	1,557	0.16%
90 to 119 days	1,270	0.13%	1,354	0.14%	1,257	0.13%	1,342	0.14%
120 to 149 days	1,109	0.12%	1,056	0.11%	1,107	0.12%	1,180	0.12%
150 or More Days	921	0.10%	986	0.10%	1,059	0.11%	1,046	0.11%

Total	7,284	0.77%	7,135	0.75%	7,340	0.76%	7,584	0.79%

* Active Accounts represent those accounts with a non zero balance

Net Charge-Off Experience Trust Portfolio
	Ended June 30th, 2019	Ended May 31st, 2019	Ended April 30th, 2019	Ended March 31st, 2019
Average Receivables Outstanding	$3,077,053,200	$3,063,723,534	$3,058,371,746	$3,054,992,373
Total Gross Charge-Offs	$9,159,894	$10,272,366	$10,318,255	$10,332,632
Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.57%	4.02%	4.05%	4.06%
Recoveries	$1,756,075	$1,734,058	$2,853,859	$1,855,419

Net Charge-Offs	$7,403,819	$8,538,308	$7,464,396	$8,477,213

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	2.89%	3.34%	2.93%	3.33%
Accounts Experiencing a Loss	2,384	2,633	2,822	2,701
Accounts Experiencing a Recovery	3,745	4,091	4,232	3,979
Average Net Loss of Accounts with a Loss	$3,106	$3,243	$2,645	$3,139

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from June 1, 2019 to June 30, 2019.

The depositor filed its most recent Form ABS-15G on February 4, 2019. The CIK number of the depositor is 0001171040.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings

U.S. Bank National Association, in its capacity as Indenture Trustee, has provided the following information for the purposes of complying with the requirements of Regulation AB:

“In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans. U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the lawsuit are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases.

U.S. Bank intends to continue to defend this lawsuit vigorously.”

Item 7. Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

Seller’s Interest

FNBO MASTER TRUST

Ended June 30th, 2019
Aggregate principal receivables	$3,053,814,497
Outstanding principal balance of all Series of Notes Outstanding	$(769,232,000)
Aggregate amount on deposit in the Excess Funding Account	$—

Seller’s interest	$2,284,582,497

Aggregate unpaid principal balance of all Series of Notes Outstanding not held by FNBO	$600,000,000
Aggregate amount on deposit in the Principal Accumulation accounts for all Series of Notes not held by FNBO	$—

Adjusted Outstanding Investor ABS Interests	$600,000,000

Seller’s Interest as a percentage of the Adjusted Outstanding Investor ABS Interests	380.76%
Minimum Seller’s Interest as a % of Adjusted Outstanding investor ABS Interests as required by regulation RR	5%

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2017-2 Noteholders

99.2	Monthly Report to Series 2018-1 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 9, 2019

By:	First National Funding Corporation, Managing Member

By:	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President